Segment Information (Premiums, Universal Life and Investment-Type Policy Fees and Other Revenues by US and Foreign Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 44,369	$ 43,900	$ 44,756
U.S.
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	29,166	29,094	28,249
Japan
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	7,088	6,264	6,917
Other Foreign
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 8,115	$ 8,542	$ 9,590